EARNINGS PER COMMON SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$ 155,810	$ 198,075	$ 172,595
Denominator for basic earnings per share - weighted average shares	97,363,952	98,305,570	88,582,090
Effect of dilutive securities -
Employee stock awards	729,146	545,901	514,680
Warrants	0	0	517,435
Denominator for diluted earnings per share - adjusted weighted average shares	98,093,098	98,851,471	89,614,205
Basic	$ 1.60	$ 2.01	$ 1.95
Diluted	$ 1.59	$ 2.00	$ 1.93